RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
RECEIVABLES

6. RECEIVABLES

The accounts receivable balance as of June 30, 2022 is $0.1 million compared to $21.0 million as of December 31, 2021. The decrease is driven by the receipt of the $20.0 million milestone from F. Hoffmann-La Roche Ltd and Hoffmann-La Roche Inc. (collectively, “Roche”) for the initiation of a Phase II clinical trial in the fourth quarter of 2021.

The other receivable balance as of June 30, 2022 is $14.0 million compared to $3.5 million as of December 31, 2021. The increase is driven by expected insurance recovery of $13.0 million related to the preliminary settlements of the securities and derivative litigation. This was partially offset by the receipt of $2.4 million for German value-added tax (“VAT”) recovery in the first half of 2022, related to drug substance sent to Baxter in 2020 and 2019.

6.  RECEIVABLES

The accounts receivable balance as of December 31, 2021 is $21.0 million, comprised primarily of a $20 million milestone achieved in December 2021 due to Roche initiating a Phase II clinical trial. The Company invoiced Roche $20 million with payment terms of 30 days following the achievement of the corresponding milestone event, pursuant to the Roche License Agreement. In January 2022 the payment of $20 million was received. Additionally, in June 2021, the Qilu License Agreement was recognized by Shandong Province, Bureau of Science and Technology as a “Technology Transfer”. As such, the Company recorded $0.9 million of revenue and accounts receivable for the additional purchase price resulting from Qilu’s obligation to pay Sesen an amount equal to its recovery of VAT. The Company will not be subject to VAT on future potential milestone payments from Qilu.

The other receivable balance as of December 31, 2021 is $3.5 million. The Company recorded $3.4 million to other receivables in the fourth quarter of 2021 for German VAT recovery related to drug substance sent to Baxter. The Company received a payment for $1.8 million in January 2022 and expects to collect the remaining balance.

The accounts receivable and other receivable balances as of December 31, 2020 were de minims.